Other long-term liabilities, Summary (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Other long-term liabilities [Abstract]
Accrued provision for warranties	[1]	$ 840,024	$ 0
Greek state loan	[2]	137,805	42,793
Jubilee provision		17,805	0
Other long-term liabilities		$ 995,634	$ 42,793

[1]	As of December 31, 2021, the amount of $840,024 relates to the non-current portion of a total accrued warranty reserve of $1,048,281, recognized on fuel cells sold, as discussed in Note 2.
[2]	Under a decision published by the Greek government a state aid was provided to various entities affected by COVID-19. In this context, the Company applied for and received an aggregate amount of $152,757 during 2021 and 2020, which is repayable from June 2022 through September 2025 and bears an interest rate ranging from 0.74% to 0.94%. As of December 31, 2021, the current portion of this loan amounts to $14,952 and is included in other short- term payables (Note 12) within “Other current liabilities” on the consolidated balance sheets.